CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 632,694	$ 840,913	$ 85,688
Restricted cash and cash equivalents	0	4,365	0
Accounts receivable, net		0	658
Prepaid in-kind services	18,548	46,271	0
Prepaid expenses and other current assets	9,776	5,368	4,535
Total current assets	663,285	896,917	90,881
Inventory	2,267	0
Restricted cash and cash equivalents	0	4,000	4,144
Long-term deposits	16,670	17,687	13,276
Property, plant and equipment, net	166,367	71,401	53,378
Intangible assets, net	50,000	50,050	62,513
Equity method investments	63,639	8,420	0
Goodwill	5,238	5,238	5,238
Total assets	965,199	1,053,713	229,430
Current liabilities
Accounts payable	58,064	29,364	5,113
Accrued expenses and other current liabilities	26,725	18,809	11,425
Term note, current	0	4,100	0
Total current liabilities	84,789	52,273	16,538
Term note		0	4,100
Finance lease liabilities	13,491	13,956
Warrant liability	8,895	7,335
Other long-term liabilities		0	12,212
Deferred tax liabilities, net	10	8	1,072
Total liabilities	107,185	73,572	33,922
Commitments and contingencies
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of June 30, 2021 and December 31, 2020	0	0	0
Stockholders' equity
Common stock, $0.0001 par value, 600,000,000 shares authorized, 397,077,561 and 391,041,347 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	40	39	27
Additional paid-in capital	1,668,362	1,540,037	383,961
Accumulated other comprehensive income	4	239	0
Accumulated deficit	(823,629)	(560,174)	(188,480)
Total stockholders' equity	844,777	980,141	195,508
Total liabilities and stockholders' equity	965,199	1,053,713	229,430
Common stock issued for investment in affiliates including common stock subject to Put Right	$ 13,237	$ 0	$ 0